SUPPLEMENT DATED JANUARY 30, 2024
to

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding changes to an investment option that is available under your Policy.

Effective the date of the 2024 fund prospectus, the name of the following investment option will be changed:

Current Name	New Name

Delaware VIP Small Cap Value Series	Macquarie VIP Small Cap Value Series

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.